Supplement to the
Fidelity® Arizona Municipal Income Fund
October 30, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the "Management Contract" section.
Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

AZI-SPZ-SSTK-0424-132-1.713596.132	April 2, 2024

Supplement to the
Fidelity® Maryland Municipal Income Fund
October 30, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the "Management Contract" section.
Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

SMD-SSTK-0424-119-1.468179.119	April 2, 2024